Other Income - Summary of Other Income (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income (Expense) [Abstract]
Government grants	$ 1,580	$ 929	$ 2,950